COMMITMENTS AND CONTINGENCIES - Lease Obligations (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
COMMITMENTS AND CONTINGENCIES
Right-of-use assets, operating lease, net	¥ 204,029	¥ 155,886
Lease obligations	276,228	206,920
Cash paid for the amounts included in the measurement of lease liabilities for operating leases	¥ 62,652	¥ 42,985	¥ 31,547
Weighted-average discount rate (as a percent)	3.00%	3.00%
Weighted-average remaining life (years0	3 years 1 month 6 days	2 years 10 months 24 days
General and administrative expense
COMMITMENTS AND CONTINGENCIES
Operating lease cost	¥ 61,848	¥ 40,733	¥ 30,743